PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Millions	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment
Total		$ 8,984	$ 8,273
Less: Accumulated depreciation and amortization	$ (1,710)	(1,675)	(1,575)
Property, plant and equipment — net		7,309	6,698
Regulated Operating Subsidiaries
Property, Plant and Equipment
Property, plant and equipment in service		8,334	7,715
Construction work in progress		546	455
Capital equipment inventory		74	74
Other		16	15
ITC Holding and Other
Property, Plant and Equipment
ITC Holdings and other		$ 14	$ 14